CONTINGENCIES	12 Months Ended
Nov. 30, 2020
Disclosure Of Contingencies [Abstract]
CONTINGENCIES

26.       CONTINGENCIES

a)	In January 2020, a consultant of the Company filed a lawsuit in the Supreme Court of British Columbia against the Company for approximately $400,000 for unpaid consulting fees, US$500,000 for the unpaid cash consideration for the purchase of 51% interest in Majesco, and a payment for the difference between US$500,000 and the value of the Company’s shares issued on the purchase of the 51% interest in Majesco. On August 31, 2020, a settlement agreement had been reached whereby the Company would pay US$200,000 and transfer the 51% interest in the common shares of Majesco back to the consultant (Note 20). As at November 30, 2020, the Company paid $260,824 (US$200,000) in full.

b)	In February 2020, a consultant of the Company filed a lawsuit in the Supreme Court of British Columbia against the Company in relation to the issuance of a share certificate for 59,706 common shares of the Company, 32,149 of which the consultant states is owing to him and general and special damages in relation to the shares. In May 2020, the Company settled this lawsuit for $68,937 (US$50,000).